Provisions	12 Months Ended
Mar. 31, 2020
Provisions.
Provisions

16.         Provisions

	At March 31,
	2020	2019	2018
	€M	€M	€M
Provision for aircraft maintenance on leased aircraft (a)	75.4	130.7	133.2
Provision for pension obligation (b)	4.5	4.9	4.9
	79.9	135.6	138.1

	At March 31,
	2020	2019	2018
	€M	€M	€M
(a) Provision for aircraft maintenance on leased aircraft
At beginning of year	130.7	133.2	133.3
Increase in provision during the year	23.2	19.8	13.8
Utilization of provision upon the hand-back of aircraft	(78.5)	(22.3)	(13.9)
At end of year	75.4	130.7	133.2

During fiscal year 2020, the Company returned 12 aircraft held under lease to the lessors.

The expected timing of the outflows of economic benefits associated with the provision at March 31, 2020, 2019 and 2018 are as follows:

	Carrying
	Value	2021	2022	2023	2024	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2020
Provision for leased aircraft maintenance	75.4	43.3	12.1	3.2	5.9	10.9

	Carrying
	Value	2020	2021	2022	2023	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2019
Provision for leased aircraft maintenance	130.7	100.5	18.8	7.6	3.8	—

	Carrying
	Value	2019	2020	2021	2022	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2018
Provision for leased aircraft maintenance	133.2	52.8	57.6	16.2	6.6	—

	At March 31,
	2020	2019	2018
	€M	€M	€M
(b) Provision for pension obligation
At beginning of year	4.9	4.9	4.9
Movement during the year	(0.4)	—	—
At end of year	4.5	4.9	4.9

See Note 24 to the consolidated financial statements for further details.